INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]

	December 31,
	2015	2014
Raw materials	$469	$68
Finished products	132	166
	$601	$234